TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Related Party Balances and Transactions
The following transactions between the Company, on the one hand, and DBSI (significant shareholders of the Company until May 2013), on the other hand, are reflected in the Company's financial statements:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Management fees	$371	$499	$520